UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                    Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            January 18, 2013

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 233,107 (x$1000)


ISSUER	      ISSUER DSC       CUSIP       VALUE  SH/  SHS or  PT/ INV  OTH	    VTNG AUTH
        			          ($1000) PR   PR AM   CL  DIS  MGR       SL   SH     NO
BRKSHR HTHWY    CL B NEW         084670702    220 SH     2,450    SOLE NONE     2,450    0       0
CHVRN CORP      COM              166764100    227 SH     2,100    SOLE NONE         0    0   2,100
EXXN MBL CORP   COM              30231G102    288 SH     3,327    SOLE NONE         0    0   3,327
ISHRS TRST      BARCLYS TIPS BD  464287176 21,933 SH   180,649    SOLE NONE   172,940    0   7,709
ISHRS TRST      FTSE KLD400 SOC  464288570  3,039 SH    58,741    SOLE NONE    58,741    0       0
ISHRS TRST      MSCI EAFE IDX    464287465    681 SH    11,968    SOLE NONE    11,968    0       0
ISHRS TRST      MSCI EMERG MKT   464287234    483 SH    10,880    SOLE NONE    10,880    0       0
ISHRS TRST      RUSL 3000        464287689  1,582 SH    18,677    SOLE NONE    18,677    0       0
ISHRS TRST      RUSL 3000 VALU   464287663    234 SH     2,459    SOLE NONE     2,459    0       0
PRCTR & GMBLE   COM              742718109 11,277 SH   166,114    SOLE NONE         0    0 166,114
SPR SRS TRST    DJ INTL RL ETF   78463X863 37,375 SH   903,868    SOLE NONE   884,203    0  19,665
SPR SRS TRST    DJ REIT ETF      78464A607    780 SH    10,690    SOLE NONE    10,690    0       0
VGRD IDX FDS    REIT ETF         922908553 54,903 SH   834,394    SOLE NONE   808,129    0  26,265
VGRD TX MNGD    MSCI EAFE ETF    921943858    468 SH    13,292    SOLE NONE    11,795    0   1,497
VGRD IDX FDS    STK MKT ETF      922908769 99,618 SH 1,359,413    SOLE NONE 1,316,469    0  42,944
